Long-Term Debt, net (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Loan Balance	$ 39,416	$ 41,660
Loan Balance - Current portion	(39,416)	(41,660)
Loan Balance - Long-Term portion	0	0
Unamortized Debt Discount	(83)	(122)
Unamortized debt discount - Current portion	83	122
Unamortized debt discount - Long-Term portion	0	0
Total Borrowings	39,333	41,538
Total Borrowings - Current portion	(39,333)	(41,538)
Total Borrowings - Long-Term portion	0	$ 0
Devocean Maritime LTD., Domina Maritime LTD. & Dulac Maritime S.A.
Disclosure of detailed information about borrowings [line items]
Loan Balance	23,550
Unamortized Debt Discount	(73)
Total Borrowings	23,477
Artful Shipholding S.A. & Longevity Maritime Limited
Disclosure of detailed information about borrowings [line items]
Loan Balance	15,866
Unamortized Debt Discount	(10)
Total Borrowings	$ 15,856